Defined benefit plans (Detail 9) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Swiss defined benefit plans
Increase / (decrease) in defined benefit obligation
Rate of pension increase	0.00%	0.00%
Swiss defined benefit plans | Discount rate
Increase / (decrease) in defined benefit obligation
Increase by 50 basis points	$ (2,365)	$ (1,128)
Decrease by 50 basis points	2,668	1,269
Swiss defined benefit plans | Rate of pension increase
Increase / (decrease) in defined benefit obligation
Increase by 50 basis points	1,894	877
Swiss defined benefit plans | Rate of interest credit on retirement savings
Increase / (decrease) in defined benefit obligation
Increase by 50 basis points	334	178
Decrease by 50 basis points	(334)	(178)
Swiss defined benefit plans | Life expectancy
Increase / (decrease) in defined benefit obligation
Increase in longevity by one additional year	$ 1,315	$ 593
UK defined benefit plans
Increase / (decrease) in defined benefit obligation
Rate of pension increase	2.94%	3.08%
UK defined benefit plans | Discount rate
Increase / (decrease) in defined benefit obligation
Increase by 50 basis points	$ (243)	$ (141)
Decrease by 50 basis points	272	157
UK defined benefit plans | Rate of pension increase
Increase / (decrease) in defined benefit obligation
Increase by 50 basis points	204	127
Decrease by 50 basis points	(189)	(118)
UK defined benefit plans | Life expectancy
Increase / (decrease) in defined benefit obligation
Increase in longevity by one additional year	108	65
US and German defined benefit plans | Discount rate
Increase / (decrease) in defined benefit obligation
Increase by 50 basis points	(91)	(51)
Decrease by 50 basis points	98	55
US and German defined benefit plans | Rate of pension increase
Increase / (decrease) in defined benefit obligation
Increase by 50 basis points	10	4
Decrease by 50 basis points	(9)	(3)
US and German defined benefit plans | Rate of interest credit on retirement savings
Increase / (decrease) in defined benefit obligation
Increase by 50 basis points	9	9
Decrease by 50 basis points	(8)	(8)
US and German defined benefit plans | Life expectancy
Increase / (decrease) in defined benefit obligation
Increase in longevity by one additional year	$ 64	$ 39